Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2021			$ 128,209	$ (79,804)	$ 48,405	$ 228	$ 48,633
Balance, shares at Dec. 31, 2021		322,652,016
Exercise of options			4		4		4
Exercise of options, shares		7,540
Share-based payment			1,597		1,597	225	1,822
Share-based payment, shares		320,000
Loss for the year				(21,676)	(21,676)		(21,676)
Ending balance, value at Dec. 31, 2022			129,810	(101,480)	28,330	453	28,783
Balance, shares at Dec. 31, 2022		322,979,556
Share-based payment			1,291		1,291	150	1,441
Loss for the year				(18,410)	(18,410)		(18,410)
Issuance of Ordinary Shares, net of issuance costs	[1]		4,181		4,181		4,181
Issuance of ordinary shares, net of issuance costs, shares	[1]	136,798,500
Ending balance, value at Dec. 31, 2023			135,282	(119,890)	15,392	603	15,995
Balance, shares at Dec. 31, 2023		459,778,056
Share-based payment			727		727	61	788
Share-based payment, shares		3,958,740
Loss for the year				(11,138)	(11,138)		(11,138)
Issuance of Ordinary Shares, net of issuance costs	[1]		903		903		903
Issuance of ordinary shares, net of issuance costs, shares	[1]	44,973,900
Transactions with shareholder			182		182		182
Ending balance, value at Dec. 31, 2024			$ 137,094	$ (131,028)	$ 6,066	$ 664	$ 6,730
Balance, shares at Dec. 31, 2024		508,710,696

[1]	Issuance costs in the amount of $140 and $485 in 2024 and 2023 respectively.